ACCOUNTING POLICIES (Details) (Special Purpose Entities [Member])	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2013 vessel
Special Purpose Entities [Member]
Accounting Policies [Line Items]
Vessels leased from variable interest entities		4
Length of aggregate contingent rental period	4 years